Vessels and office furniture and equipment, net	12 Months Ended
Dec. 31, 2011
Vessels and office furniture and equipment, net (Abstract)
Vessels and office furniture and equipment, net
6.     Vessels and office furniture and equipment, net:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
Vessels cost	$3,036,013	$3,107,329
Accumulated depreciation	(413,382)	(528,044)
Vessels, net	$2,622,631	$2,579,285

Office furniture and equipment cost	$2,865	$3,182
Accumulated depreciation	(1,718)	(2,241)
Office furniture and equipment, net	$1,147	$941

All of the Company's vessels have been provided as collateral to secure the bank loans discussed in Note 8 below.
Management's impairment analysis as of December 31, 2010 and 2011 indicated that the undiscounted projected net operating cash flows per vessel exceeded the carrying value of each vessel and thus no impairment loss was recorded in the years ended December 31, 2010 and 2011.

On December 11, 2010, the vessel Renuar was hijacked in waters east of Somalia. On April 23, 2011, the vessel was released. The outcome of this incident did not have a material adverse effect on the financial condition or operating results of the Company.

On January 7, 2011, the Company entered into a Memorandum of Agreement (MOA) to sell the vessel Marybelle for net proceeds of approximately $9.9 million and realized a gain of $1.3 million which is included in gain on sale of vessels in the accompanying consolidated statement of operations for the year ended December 31, 2011. The vessel delivery took place on February 10, 2011. Following the sale, an amount of approximately $7.8 million was repaid under the Company's Nordea credit facility.

On January 10, 2011, the Company took delivery of vessel Mairaki and paid an amount of $17.6 million to the shipyard representing her delivery installment, and other minor delivery costs of $0.2 million. Of this amount, $16.1 million was funded from the drawdown discussed in Note 8 below and the remaining amount was financed from the Company's own funds.

On May 31, 2011, the Company entered into a MOA to sell the vessel Lady for net proceeds of approximately $7.2 million. The resulting gain on the sale of the vessel amounted to approximately $5.1 million and is included in gain on sale of vessels in the accompanying consolidated statement of operations for the year ended December 31, 2011. The vessel delivery took place on August 9, 2011. Following the sale, an amount of approximately $6.0 million was repaid under the Company's Nordea credit facility.